Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United Kingdom	$ (69,329)	$ (71,405)	$ (61,182)
Foreign	155	340	120
Loss before provision for income taxes	$ (69,174)	$ (71,065)	$ (61,062)